Variable Portfolio – Managed Volatility Growth Fund
Third Quarter Report
September 30, 2024 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Variable Portfolio – Managed Volatility Growth Fund, September 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Equity Funds 63.1%
	Shares	Value ($)
International 18.7%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	62,269,323	888,583,241
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(a)	56,220,326	639,225,105
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(a)	25,809,720	320,814,819
Variable Portfolio – Partners International Value Fund, Class 1 Shares(a)	30,848,795	343,655,577
Total		2,192,278,742
U.S. Large Cap 38.9%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	5,936,536	313,271,008
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	6,780,783	745,411,462
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	9,001,001	417,826,476
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	32,278,361	735,301,072
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	9,304,982	416,863,194
CTIVP® – MFS® Value Fund, Class 1 Shares(a),(b)	8,566,313	379,744,666
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares(a),(b)	5,490,741	381,441,790
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	9,416,169	382,296,437
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares(a),(b)	7,122,633	383,553,783
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	8,948,820	407,797,725
Total		4,563,507,613
U.S. Mid Cap 2.3%
Columbia Variable Portfolio – Select Mid Cap Growth Fund, Class 1 Shares(a),(b)	1,283,816	66,553,037
Columbia Variable Portfolio – Select Mid Cap Value Fund, Class 1 Shares(a),(b)	1,539,781	66,056,597
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	1,248,178	65,778,964
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	1,366,084	66,022,865
Total		264,411,463
Equity Funds (continued)
	Shares	Value ($)
U.S. Small Cap 3.2%
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares(a)	4,024,399	52,961,085
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(a)	3,936,891	53,502,350
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	3,845,326	132,356,114
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	3,321,162	131,086,262
Total		369,905,811
Total Equity Funds (Cost $4,123,209,417)		7,390,103,629

Exchange-Traded Fixed Income Funds 2.6%

Investment Grade 2.6%
iShares iBoxx $ Investment Grade Corporate Bond ETF	1,454,500	164,329,410
Vanguard Intermediate-Term Corporate Bond ETF	1,685,000	141,118,750
Total		305,448,160
Total Exchange-Traded Fixed Income Funds (Cost $287,518,043)		305,448,160

Fixed Income Funds 10.7%

Investment Grade 10.7%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	19,599,457	169,731,301
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	8,683,605	83,275,769
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	20,518,591	161,481,307
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	9,258,140	84,619,399
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	18,239,519	168,533,157
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	22,262,325	210,156,352
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	38,433,886	379,726,796
Total		1,257,524,081
Total Fixed Income Funds (Cost $1,425,377,925)		1,257,524,081

Variable Portfolio – Managed Volatility Growth Fund  | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Managed Volatility Growth Fund, September 30, 2024 (Unaudited)

Residential Mortgage-Backed Securities - Agency 5.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
10/17/2039- 10/15/2054	3.000%	216,100,000	194,617,273
10/17/2039- 10/15/2054	3.500%	78,600,000	74,076,409
10/17/2039- 10/15/2054	4.000%	162,850,000	157,224,022
10/15/2054	4.500%	109,500,000	107,641,463
10/15/2054	5.000%	73,550,000	73,501,158
Total Residential Mortgage-Backed Securities - Agency (Cost $610,858,145)			607,060,325

Call Option Contracts Purchased 0.0%
Value ($)
(Cost $4,263,252)	5,489,840

Put Option Contracts Purchased 0.8%
Value ($)
(Cost $97,372,282)	93,166,750

Money Market Funds 21.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.123%(a),(d)	2,506,601,346	2,506,350,685
Total Money Market Funds (Cost $2,505,502,879)		2,506,350,685
Total Investments in Securities (Cost: $9,054,101,943)		12,165,143,470
Other Assets & Liabilities, Net		(445,283,635)
Net Assets		11,719,859,835
At September 30, 2024, securities and/or cash totaling $179,182,882 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
24,101,875 USD	35,000,000 AUD	Barclays	11/15/2024	110,098	—
96,100,186 USD	1,016,000,000 NOK	Barclays	11/15/2024	212,716	—
87,062,862 USD	128,500,000 AUD	Citi	11/15/2024	1,829,669	—
27,979,267 USD	4,000,000,000 JPY	Citi	11/15/2024	25,729	—
500,000 CHF	595,048 USD	HSBC	11/15/2024	1,228	—
138,468,257 USD	19,500,000,000 JPY	HSBC	11/15/2024	—	(1,943,901)
141,031,688 USD	126,500,000 EUR	Morgan Stanley	11/15/2024	45,582	—
24,006,376 USD	250,000,000 NOK	Morgan Stanley	11/15/2024	—	(307,335)
15,000,000 CHF	17,802,781 USD	UBS	11/15/2024	—	(11,816)
92,529,010 USD	70,000,000 GBP	UBS	11/15/2024	1,052,823	—
13,410,099 USD	10,000,000 GBP	Wells Fargo	11/15/2024	—	(41,266)
17,697,723 USD	180,000,000 SEK	Wells Fargo	11/15/2024	64,986	—
35,787,245 USD	360,000,000 SEK	Wells Fargo	11/15/2024	—	(261,828)
Total				3,342,831	(2,566,146)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro STOXX 50 Index	3,524	12/2024	EUR	177,257,200	5,930,159	—
FTSE 100 Index	275	12/2024	GBP	22,793,375	—	(343,728)
IBEX 35 Index	1,180	10/2024	EUR	140,318,520	2,404,577	—
MSCI Singapore Index	415	10/2024	SGD	14,251,100	—	(138,405)
OMXS30 Index	4,786	10/2024	SEK	1,256,683,950	3,216,827	—
S&P 500 Index E-mini	6,657	12/2024	USD	1,935,273,113	47,276,849	—
S&P/TSX 60 Index	125	12/2024	CAD	36,110,000	323,906	—
TOPIX Index	204	12/2024	JPY	5,400,900,000	1,341,031	—
U.S. Long Bond	40	12/2024	USD	4,967,500	1,168	—
U.S. Long Bond	145	12/2024	USD	18,007,188	—	(9,033)
U.S. Treasury 10-Year Note	150	12/2024	USD	17,142,188	37,215	—
Variable Portfolio – Managed Volatility Growth Fund  | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Managed Volatility Growth Fund, September 30, 2024 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	381	12/2024	USD	43,541,156	—	(12,164)
U.S. Treasury 2-Year Note	881	12/2024	USD	183,461,368	649,451	—
U.S. Treasury 2-Year Note	145	12/2024	USD	30,195,117	—	(36,589)
U.S. Treasury 5-Year Note	1,618	12/2024	USD	177,790,391	591,736	—
U.S. Treasury 5-Year Note	210	12/2024	USD	23,075,391	—	(22,526)
U.S. Treasury Ultra Bond	185	12/2024	USD	24,622,344	—	(34,460)
Total					61,772,919	(596,905)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
DAX Index	(275)	12/2024	EUR	(134,083,125)	—	(4,721,833)
Russell 2000 Index E-mini	(235)	12/2024	USD	(26,428,100)	—	(1,441,133)
SPI 200 Index	(313)	12/2024	AUD	(64,994,450)	—	(615,422)
Total					—	(6,778,388)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	Morgan Stanley	USD	81,827,216	142	5,690.00	12/20/2024	2,470,875	3,342,680
S&P 500 Index	Morgan Stanley	USD	66,844,768	116	5,765.00	12/20/2024	1,792,377	2,147,160
Total							4,263,252	5,489,840

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	Morgan Stanley	USD	1,469,432,400	2,550	4,300.00	12/19/2025	21,451,943	19,545,750
S&P 500 Index	Morgan Stanley	USD	460,998,400	800	4,500.00	12/19/2025	7,263,622	7,496,000
S&P 500 Index	Morgan Stanley	USD	1,394,520,160	2,420	4,600.00	06/18/2026	35,689,592	34,412,400
S&P 500 Index	Morgan Stanley	USD	829,797,120	1,440	4,500.00	06/18/2026	19,992,281	18,741,600
S&P 500 Index	Morgan Stanley	USD	628,110,320	1,090	4,400.00	06/18/2026	12,974,844	12,971,000
Total							97,372,282	93,166,750

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
S&P 500 Index	Morgan Stanley	USD	(66,844,768)	(116)	5,765.00	12/20/2024	(1,792,023)	(1,597,320)
S&P 500 Index	Morgan Stanley	USD	(81,827,216)	(142)	5,690.00	12/20/2024	(2,357,059)	(1,655,010)
Total							(4,149,082)	(3,252,330)
Notes to Portfolio of Investments
(a)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 5.123%
	2,468,457,671	3,420,755,903	(3,383,097,117)	234,228	2,506,350,685	—	2,168	99,632,122	2,506,601,346
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	273,920,541	—	(4,590,652)	43,941,119	313,271,008	—	10,608,782	—	5,936,536

Variable Portfolio – Managed Volatility Growth Fund  | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Managed Volatility Growth Fund, September 30, 2024 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	638,351,999	—	(12,518,280)	119,577,743	745,411,462	—	21,071,553	—	6,780,783
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	162,428,652	7,908,998	(2,805,514)	2,199,165	169,731,301	—	(570,559)	7,908,998	19,599,457
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	402,981,313	—	(23,518,954)	38,364,117	417,826,476	—	53,929,844	—	9,001,001
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	79,278,443	3,123,470	(127,470)	1,001,326	83,275,769	—	(9,933)	3,123,470	8,683,605
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	155,830,234	5,917,603	—	(266,530)	161,481,307	—	—	5,917,604	20,518,591
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	795,301,439	35,472,521	(178,620)	57,987,901	888,583,241	—	(14,099)	35,472,521	62,269,323
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	639,631,275	—	(21,166,760)	116,836,557	735,301,072	—	8,732,556	—	32,278,361
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	392,996,627	—	(25,700,055)	49,566,622	416,863,194	—	10,227,075	—	9,304,982
Columbia Variable Portfolio – Select Mid Cap Growth Fund, Class 1 Shares
	77,801,417	—	(8,748,012)	(2,500,368)	66,553,037	—	11,809,202	—	1,283,816
Columbia Variable Portfolio – Select Mid Cap Value Fund, Class 1 Shares
	77,321,497	—	(10,255,949)	(1,008,951)	66,056,597	—	11,294,126	—	1,539,781
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares
	82,938,801	3,193,162	(35,588,099)	2,417,221	52,961,085	2,726,283	(1,711,132)	466,879	4,024,399
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	77,098,425	1,429,668	(57,797,513)	32,771,770	53,502,350	—	(21,758,667)	1,429,668	3,936,891
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	80,748,344	2,715,263	(1,022,811)	2,178,603	84,619,399	—	(171,077)	2,715,263	9,258,140
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	161,111,901	6,874,283	(926,974)	1,473,947	168,533,157	—	(182,861)	6,874,283	18,239,519
CTIVP® – MFS® Value Fund, Class 1 Shares
	366,201,348	—	(29,912,195)	43,455,513	379,744,666	—	10,416,821	—	8,566,313
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares
	375,391,895	—	(17,284,489)	23,334,384	381,441,790	—	38,931,165	—	5,490,741
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	369,679,993	—	(29,916,515)	42,532,959	382,296,437	—	12,677,482	—	9,416,169
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	201,784,058	8,401,199	(1,120,327)	1,091,422	210,156,352	—	(151,629)	8,401,199	22,262,325
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	77,021,593	—	(8,626,707)	(2,615,922)	65,778,964	—	11,473,464	—	1,248,178
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	78,913,596	—	(7,372,343)	(5,518,388)	66,022,865	—	11,090,224	—	1,366,084
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares
	15,116,916	347,200,000	(5,040,161)	26,277,028	383,553,783	—	209,533	—	7,122,633
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	362,518,025	13,324,493	(2,469,378)	6,353,656	379,726,796	—	(328,081)	13,324,493	38,433,886
Variable Portfolio – Managed Volatility Growth Fund  | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Managed Volatility Growth Fund, September 30, 2024 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	352,776,238	—	(7,268,464)	62,289,951	407,797,725	—	13,844,792	—	8,948,820
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	571,144,273	7,644,719	(5,162,748)	65,598,861	639,225,105	—	(156,430)	7,644,719	56,220,326
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	294,590,714	2,075,723	—	24,148,382	320,814,819	—	—	2,075,724	25,809,720
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	302,217,507	8,745,043	(1,243,180)	33,936,207	343,655,577	—	82,349	8,745,043	30,848,795
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	193,392,148	—	(58,065,439)	(2,970,595)	132,356,114	—	31,496,873	—	3,845,326
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	200,287,773	—	(48,467,030)	(20,734,481)	131,086,262	—	32,911,949	—	3,321,162
Total	10,327,234,656			761,953,447	11,153,978,395	2,726,283	265,755,490	203,731,986

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2024.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Variable Portfolio – Managed Volatility Growth Fund  | 2024

[THIS PAGE INTENTIONALLY LEFT BLANK]

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT7047_12_C01_(11/24)